UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Argentina — 0.2%
MercadoLibre*	1,906	$679

Canada — 0.6%
Canadian Natural Resources	54,923	1,728
Magna International	18,182	1,025

		2,753

China — 0.6%
Alibaba Group Holding ADR*	1,591	292
Tencent Holdings ADR	39,598	2,110

		2,402

Ireland — 1.1%
Accenture, Cl A	11,601	1,781
Ingersoll-Rand	9,666	827
Jazz Pharmaceuticals*	1,291	195
Mallinckrodt*	6,250	90
Medtronic	15,255	1,224
Shire ADR	3,187	476

		4,593

Netherlands — 0.8%
Royal Dutch Shell ADR, Cl A	54,087	3,452

Puerto Rico — 0.0%
Popular	5,259	219

United Kingdom — 0.8%
Aon	3,000	421
BP ADR	76,495	3,101

		3,522

United States — 92.9%
Consumer Discretionary — 14.6%
Advance Auto Parts	6,354	753
Amazon.com*	6,984	10,108
Bed Bath & Beyond	36,373	763
Best Buy	5,659	396
Booking Holdings*	1,358	2,825
BorgWarner	5,588	281
CarMax*	3,579	222
Carnival	8,098	531
Charter Communications, Cl A*	903	281
Chipotle Mexican Grill, Cl A*	560	181
Cinemark Holdings	6,878	259
Comcast, Cl A	54,987	1,879
Delphi Automotive*	3,672	312
Delphi Technologies	1,224	58
Dick’s Sporting Goods	8,244	289
Dollar General	49,491	4,630
Dollar Tree*	4,190	398
Domino’s Pizza	2,160	505
DR Horton	15,103	662
Floor & Decor Holdings, Cl A*	5,625	293
Ford Motor	17,445	193

Description	Shares	Market Value ($ Thousands)

Gap	8,437	$263
GCI Liberty*	4,069	215
General Motors	57,389	2,086
Gentex	12,060	278
Goodyear Tire & Rubber	37,588	999
Hanesbrands	19,693	363
Hasbro	2,632	222
Hilton Grand Vacations*	1,784	77
Hilton Worldwide Holdings	5,947	468
Home Depot	20,963	3,736
Interpublic Group of	8,487	195
John Wiley & Sons, Cl A	8,540	544
Kohl’s	5,853	383
L Brands	7,854	300
Lowe’s	48,138	4,224
Macy’s	11,165	332
Marriott International, Cl A	3,335	454
McDonald’s	4,567	714
Mohawk Industries*	1,870	434
Netflix*	8,977	2,651
Newell Brands	9,871	252
NIKE, Cl B	35,591	2,365
Nordstrom	6,086	295
Norwegian Cruise Line Holdings*	8,688	460
Omnicom Group	39,756	2,889
PVH	1,776	269
Ross Stores	21,441	1,672
Royal Caribbean Cruises	4,800	565
Starbucks	21,282	1,232
Target	5,064	352
Tesla*	1,681	447
Time Warner	4,715	446
TJX	5,087	415
Tractor Supply	3,480	219
Tupperware Brands	5,621	272
Ulta Beauty*	5,260	1,074
Vail Resorts	1,061	235
VF	3,424	254
Viacom, Cl B	7,351	228
Visteon*	3,643	402
Walt Disney	12,540	1,260
Wendy’s	14,280	251
Williams-Sonoma	3,319	175
Wyndham Worldwide	3,409	390
Yum China Holdings	5,646	234

		61,410

Consumer Staples — 8.5%
Campbell Soup	14,954	648
Clorox	9,102	1,212
Coca-Cola	56,222	2,442
Colgate-Palmolive	14,526	1,041

New Covenant Funds / Quarterly Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2018

Description	Shares	Market Value ($ Thousands)
Conagra Brands	50,000	$1,844
Costco Wholesale	2,042	385
CVS Caremark	77,674	4,832
Dr Pepper Snapple Group	15,317	1,813
Estee Lauder, Cl A	1,768	265
General Mills	15,944	718
JM Smucker	33,542	4,160
Kellogg	18,198	1,183
Kimberly-Clark	12,277	1,352
Kroger	151,091	3,617
McCormick	8,882	945
Mondelez International, Cl A	11,943	498
Monster Beverage*	22,847	1,307
PepsiCo	21,414	2,337
Post Holdings*	2,689	204
Procter & Gamble	39,022	3,094
Sysco	14,280	856
Walmart	13,074	1,163

		35,916

Energy — 5.8%
Anadarko Petroleum	13,228	799
Andeavor	2,130	214
Apache	7,152	275
Baker Hughes a GE	7,765	216
Cheniere Energy*	4,589	245
Chevron	34,559	3,941
ConocoPhillips	30,117	1,786
Devon Energy	49,104	1,561
Diamondback Energy	3,307	418
EOG Resources	4,924	518
EQT	2,732	130
Exxon Mobil	30,329	2,263
Gulfport Energy*	20,348	196
Halliburton	17,341	814
Helmerich & Payne	20,675	1,376
Hess	12,055	610
Kinder Morgan	47,034	708
Kosmos Energy*	28,750	181
Marathon Oil	13,374	216
Marathon Petroleum	3,852	282
Newfield Exploration*	12,145	297
Noble Energy	6,179	187
Occidental Petroleum	52,695	3,423
Oceaneering International*	23,125	429
ONEOK	3,505	200
Pioneer Natural Resources	2,058	354
Range Resources	11,283	164
Schlumberger	27,291	1,768
Southwestern Energy*	37,576	163
Transocean*	17,791	176
Weatherford International*	53,775	123

Description	Shares	Market Value ($ Thousands)
Williams	6,398	$159

		24,192

Financials — 14.4%
Aflac	95,466	4,178
Allstate	2,294	217
Arthur J Gallagher	4,912	338
Assurant	2,073	190
Bank of America	188,769	5,661
Bank of New York Mellon	9,127	470
Berkshire Hathaway, Cl B*	24,779	4,943
Blackstone Group (A)	50,635	1,618
BNP Paribas ADR	26,830	999
Brighthouse Financial*	3,743	192
Citigroup	85,755	5,788
CME Group, Cl A	1,579	255
CNA Financial	13,555	669
Comerica	7,408	711
Cullen	6,718	713
First Republic Bank	7,339	680
Goldman Sachs Group	6,736	1,697
Hartford Financial Services Group	4,042	208
Invesco	18,123	580
JPMorgan Chase	57,231	6,294
KKR	107,818	2,189
Marsh & McLennan	51,082	4,219
MetLife	14,957	686
Morgan Stanley	7,303	394
Morningstar	2,649	253
MSCI, Cl A	2,345	351
Northern Trust	11,179	1,153
OneMain Holdings, Cl A*	18,718	560
Principal Financial Group	15,345	935
Prudential Financial	12,809	1,326
Radian Group	11,571	220
Regions Financial	23,364	434
S&P Global	6,256	1,195
Santander Consumer USA Holdings	54,246	884
SLM*	73,643	826
State Street	50,433	5,030
SVB Financial Group*	1,492	358
Synchrony Financial	15,373	515
T Rowe Price Group	2,711	293
US Bancorp	7,000	354
Wells Fargo	39,617	2,076

		60,652

Health Care — 14.1%
Abbott Laboratories	87,307	5,231
AbbVie	23,859	2,258
Acadia Healthcare*	3,163	124
Agilent Technologies	12,544	839
Alexion Pharmaceuticals*	9,751	1,087

2	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2018

Description	Shares	Market Value ($ Thousands)
Allergan	4,390	$739
Alnylam Pharmaceuticals*	1,692	202
AmerisourceBergen, Cl A	37,739	3,254
Amgen	26,418	4,504
Anthem	1,320	290
Baxter International	18,657	1,213
Becton Dickinson and	12,077	2,617
Biogen Idec*	6,090	1,668
Boston Scientific*	53,182	1,453
Bristol-Myers Squibb	18,294	1,157
Brookdale Senior Living*	18,527	124
Celgene*	16,584	1,479
Cigna	5,764	967
DENTSPLY SIRONA	3,113	157
Edwards Lifesciences*	3,092	431
Eli Lilly	5,249	406
Gilead Sciences	15,737	1,186
HCA Healthcare	6,747	654
Horizon Pharma*	48,244	685
Humana	2,053	552
Illumina*	4,216	997
Incyte*	1,663	139
IQVIA Holdings*	3,474	341
Johnson & Johnson	39,209	5,025
McKesson	1,329	187
Merck	73,700	4,014
Mylan*	19,142	788
Pfizer	69,025	2,450
Portola Pharmaceuticals*	8,035	262
Quest Diagnostics	1,980	199
Regeneron Pharmaceuticals*	1,231	424
ResMed	2,930	289
TESARO*	1,475	84
Thermo Fisher Scientific	2,235	461
UnitedHealth Group	39,793	8,516
Varian Medical Systems*	2,214	272
Vertex Pharmaceuticals*	3,847	627
Zimmer Biomet Holdings	1,844	201
Zoetis, Cl A	8,961	748

		59,301

Industrials — 9.9%
3M	18,653	4,095
AECOM Technology*	21,002	748
AerCap Holdings*	17,598	893
American Airlines Group	24,484	1,272
Arconic	7,379	170
Clean Harbors*	6,298	307
CoStar Group*	607	220
CSX	4,792	267
Cummins	2,833	459
Deere	3,574	555

Description	Shares	Market Value ($ Thousands)
Delta Air Lines	38,333	$2,101
Dun & Bradstreet	7,621	892
Eaton	24,063	1,923
Equifax	7,364	868
FedEx	1,493	359
Fluor	4,058	232
General Electric	86,732	1,169
HEICO	3,481	302
Hexcel	4,105	265
Honeywell International	4,879	705
Illinois Tool Works	24,211	3,793
Johnson Controls International	36,216	1,276
Macquarie Infrastructure	9,901	366
ManpowerGroup	6,297	725
Nielsen Holdings	11,970	381
Norfolk Southern	4,130	561
Owens Corning	4,196	337
Rockwell Automation	2,242	391
Roper Technologies	2,417	678
Ryder System	2,710	197
Southwest Airlines	4,455	255
Spirit AeroSystems Holdings, Cl A	13,225	1,107
Stanley Black & Decker	1,841	282
TransDigm Group*	4,365	1,340
TransUnion*	4,403	250
Trinity Industries	19,671	642
Union Pacific	12,231	1,644
United Continental Holdings*	22,352	1,553
United Parcel Service, Cl B	6,206	650
United Rentals*	1,692	292
United Technologies	7,686	967
Univar*	10,323	286
Waste Management	3,397	286
WESCO International*	3,527	219
WW Grainger	16,840	4,753
Xylem	9,204	708

		41,741

Information Technology — 19.5%
Activision Blizzard	10,220	689
Adobe Systems*	13,951	3,015
Advanced Micro Devices*	17,824	179
Alliance Data Systems	1,901	405
Alphabet, Cl A*	6,122	6,349
Alphabet, Cl C*	1,778	1,835
Amdocs	7,734	516
Analog Devices	9,734	887
Apple	44,780	7,513
Applied Materials	8,382	466
ASML Holding, Cl G	6,185	1,228
Autodesk*	12,309	1,546
Automatic Data Processing	36,838	4,180

New Covenant Funds / Quarterly Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2018

Description	Shares	Market Value ($ Thousands)
Broadcom	6,240	$1,470
CA	12,146	412
Cisco Systems	106,090	4,550
Cognizant Technology Solutions, Cl A	10,399	837
Dell Technologies, Cl V*	9,909	725
DXC Technology	4,271	429
eBay*	7,634	307
Electronic Arts*	5,616	681
Facebook, Cl A*	28,441	4,545
First Data, Cl A*	31,058	497
First Solar*	3,064	218
Genpact	17,299	553
Intel	48,767	2,540
International Business Machines	8,941	1,372
Intuit	2,390	414
Keysight Technologies*	17,454	914
Lam Research	3,010	612
Mastercard, Cl A	10,631	1,862
Microchip Technology	36,425	3,328
Micron Technology*	39,498	2,059
Microsoft	112,162	10,237
National Instruments	6,033	305
NVIDIA	8,959	2,075
NXP Semiconductors*	1,764	206
ON Semiconductor*	18,593	455
Oracle	27,586	1,262
PayPal Holdings*	11,586	879
QUALCOMM	11,619	644
salesforce.com*	8,921	1,038
Symantec	19,395	501
Texas Instruments	8,328	865
Twitter*	6,144	178
Visa, Cl A	43,671	5,224
Western Digital	2,423	224
Workday, Cl A*	2,711	345
Xerox	8,750	252

		81,823

Materials — 3.2%
Air Products & Chemicals	6,824	1,085
Albemarle	1,720	160
Alcoa*	8,537	384
Avery Dennison	2,597	276
Ball	31,308	1,243
Crown Holdings*	3,847	195
DowDuPont	25,412	1,619
Eastman Chemical	13,134	1,387
Ecolab	6,206	851
Freeport-McMoRan	23,109	406
LyondellBasell Industries, Cl A	2,167	229
Monsanto	5,708	666
PPG Industries	1,829	204

Description	Shares	Market Value ($ Thousands)
Praxair	9,621	$1,388
Reliance Steel & Aluminum	4,694	402
Sherwin-Williams	3,893	1,527
Sonoco Products	7,897	383
Tahoe Resources*	51,698	242
Vulcan Materials	7,211	823

		13,470

Real Estate — 2.0%
American Campus Communities‡	6,841	264
American Tower, Cl A‡	1,456	212
AvalonBay Communities‡	1,993	328
Boston Properties‡	1,468	181
Brandywine Realty Trust‡	14,492	230
CBRE Group, Cl A*	13,491	637
Corporate Office Properties Trust‡	24,030	621
Equinix‡	1,217	509
Forest City Realty Trust, Cl A‡	25,236	511
Host Hotels & Resorts‡	39,832	742
Jones Lang LaSalle	1,910	334
ProLogis‡	22,981	1,448
Regency Centers‡	7,367	435
VEREIT‡	127,755	889
Welltower‡	2,683	146
Weyerhaeuser‡	24,255	849

		8,336

Telecommunication Services — 1.3%
AT&T	85,808	3,059
Sprint*	36,730	179
Verizon Communications	36,358	1,739
Zayo Group Holdings*	9,242	316

		5,293

Utilities — 1.4%
American Water Works	11,171	917
CMS Energy	27,669	1,253
DTE Energy	12,475	1,302
Eversource Energy	21,523	1,268
PG&E*	2,937	129
Xcel Energy	22,986	1,045

		5,914

		398,048

Total Common Stock (Cost $318,739) ($ Thousands)		415,668

4	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2018

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 1.430%**†	4,455,311	$4,455

Total Cash Equivalent (Cost $4,455) ($ Thousands)		4,455

Total Investments in Securities — 98.0% (Cost $323,194) ($ Thousands)		$420,123

Percentages are based on Net Assets of $428,550 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (see Note 3).

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $1,618 ($ Thousands), or 0.0 of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

As of March 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Value 3/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$16,381	$37,486	$(49,412)	$4,455	$2

New Covenant Funds / Quarterly Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 41.8%

Agency Mortgage-Backed Obligations — 35.6%
FHLMC
6.500%, 09/01/2039	$45	$50
5.500%, 12/01/2036 to 12/01/2038	378	417
5.000%, 12/01/2020 to 08/01/2044	1,661	1,783
4.500%, 06/01/2038 to 04/01/2047	5,844	6,137
4.000%, 07/01/2037 to 07/01/2047	4,028	4,157
3.500%, 11/01/2042 to 03/01/2045	2,205	2,222
3.000%, 08/01/2046 to 02/01/2047	3,816	3,732
2.000%, 09/01/2023	737	726
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.173%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	353	51
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	219	19
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	477	38
FHLMC CMO, Ser 2012-4099, Cl ST, IO
4.223%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	156	27
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	410	66
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.473%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	248	33
FHLMC CMO, Ser 2014-4310, Cl SA, IO
4.173%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	65	10
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.223%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	135	22
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.623%, 04/15/2041 (A)	96	4
FHLMC Multifamily Structured Pass Through Certificates, Ser K712, Cl X1, IO
1.335%, 11/25/2019 (A)	1,338	22
FHLMC Multifamily Structured Pass Through Certificates, Ser Q005, Cl A2
3.352%, 10/25/2033	80	79
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
4.372%, VAR ICE LIBOR USD 1 Month+2.500%, 08/25/2024	59	60
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.072%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	355	358
FHLMC TBA
4.000%, 04/15/2041	3,900	4,003
3.500%, 04/01/2041	5,400	5,413
3.000%, 04/15/2043	500	488
2.500%, 04/15/2027	1,000	979

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2016-353, Cl S1, IO
4.223%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	$180	$33
FNMA
7.000%, 11/01/2037 to 11/01/2038	37	41
6.500%, 01/01/2038 to 05/01/2040	289	323
6.000%, 07/01/2037 to 11/01/2038	184	205
5.500%, 02/01/2035	170	187
5.000%, 01/01/2021 to 07/01/2045	4,590	4,958
4.579%, 11/25/2017	91	15
4.500%, 02/01/2035 to 04/01/2056	2,357	2,488
4.000%, 06/01/2025 to 08/01/2047	13,445	13,870
3.643%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	47	49
3.563%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	31	33
3.500%, 12/01/2032 to 03/01/2057	10,330	10,406
3.000%, 11/01/2046	356	348
2.500%, 10/01/2042	656	622
2.253%, VAR ICE LIBOR USD 12 Month+1.435%, 05/01/2043	786	801
2.240%, 09/01/2026	146	138
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	579	627
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	620	54
FNMA CMO, Ser 2014-47, Cl AI, IO
1.619%, 08/25/2044 (A)	220	11
FNMA CMO, Ser 2015-55, Cl IO, IO
1.363%, 08/25/2055 (A)	52	3
FNMA CMO, Ser 2015-56, Cl AS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	75	15
FNMA CMO, Ser 2015-M3, Cl X2, IO
0.370%, 10/25/2024 (A)	4,522	91
FNMA Connecticut Avenue Securities,Ser 2014-C04, Cl 1M2
6.772%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	343	393
FNMA Connecticut Avenue Securities,Ser 2017-C01, Cl 1M1
3.172%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	391	395
FNMA TBA
5.000%, 04/30/2037	1,500	1,602
4.500%, 04/14/2033	8,000	8,377
4.000%, 04/15/2045	2,200	2,258
3.500%, 04/15/2030	1,100	1,121
3.000%, 04/25/2026 to 04/01/2043	3,700	3,655
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	160	177

6	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
FNMA, Ser 2013-54, Cl BS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	$64	$11
FNMA, Ser 2017-76, Cl SB, IO
4.229%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	362	63
GNMA
5.500%, 02/20/2037 to 01/15/2039	175	190
5.000%, 12/20/2038 to 07/20/2040	990	1,065
4.600%, 09/15/2034	2,567	2,692
4.500%, 07/20/2038 to 07/20/2041	1,007	1,056
4.000%, 01/15/2041 to 08/20/2047	1,380	1,424
3.500%, 02/20/2047 to 10/20/2047	1,124	1,139
3.000%, 11/20/2047	1,779	1,752
2.500%, 02/20/2027	948	938
GNMA CMO, Ser 2012-34, Cl SA, IO
4.228%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	45	7
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	108	9
GNMA CMO, Ser 2012-H18, Cl NA
2.095%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	236	237
GNMA CMO, Ser 2012-H30, Cl GA
1.925%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	1,019	1,017
GNMA CMO, Ser 2013-85, Cl IA, IO
0.739%, 03/16/2047 (A)	3,331	120
GNMA CMO, Ser 2013-95, Cl IO, IO
0.651%, 04/16/2047 (A)	1,926	74
GNMA CMO, Ser 2013-H01, Cl TA
2.075%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	143	143
GNMA CMO, Ser 2013-H08, Cl BF
1.975%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	950	949
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,314	71
GNMA CMO, Ser 2014-186, Cl IO, IO
0.780%, 08/16/2054 (A)	1,691	80
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	138	28
GNMA CMO, Ser 2015-7, Cl IO, IO
0.792%, 01/16/2057 (A)	1	—
GNMA CMO, Ser 2015-H20, Cl FA
2.045%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	292	293
GNMA TBA
4.500%, 04/01/2039	5,160	5,364
4.000%, 04/01/2040	5,900	6,064
3.500%, 04/15/2041	1,400	1,414
3.000%, 04/15/2043	1,500	1,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-H21, Cl FB
2.275%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	$586	$591

		112,459

Non-Agency Mortgage-Backed Obligations — 6.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
2.657%, VAR LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	410	411
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
2.512%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	164	164
BX Trust, Ser 2017-APPL, Cl A
2.657%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (B)	136	136
BX Trust, Ser 2017-IMC, Cl A
2.827%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	670	671
CD Commercial Mortgage Trust, Ser CD2, Cl A4
3.526%, 11/10/2049 (A)	140	140
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	101
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl D
3.172%, 09/10/2058	200	150
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	140	143
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	819
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	585
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	1,041	1,048
COMM Mortgage Trust, Ser 2014-CR19, Cl C
4.716%, 08/10/2047 (A)	200	201
COMM Mortgage Trust, Ser 2014-PAT, Cl A
2.518%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (B)	116	116
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
0.901%, 11/10/2046 (A)	750	23
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.079%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21

New Covenant Funds / Quarterly Report / March 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Commercial Mortgage Trust, Ser 2013-CR12,
Cl AM
4.300%, 10/10/2046	$20	$21
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
2.568%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	200	200
CSMC Trust, Ser 2016-BDWN, Cl B
6.277%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (B)	200	201
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,010	1,050
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	84
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
2.542%, VAR ICE LIBOR USD 1 Month+0.670%, 01/25/2035	604	604
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	50	52
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	220
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.882%, 01/15/2047 (A)	30	31
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.559%, 09/15/2047 (A)	80	78
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	380	367
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	250	256
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	390	397
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (A)	110	112
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	8	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
4.127%, VAR LIBOR USD 1 Month+2.350%, 08/15/2027 (B)	$110	$110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
5.527%, VAR LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	200	199
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-C6, Cl A3
3.507%, 05/15/2045	1,354	1,367
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.889%, 05/25/2045 (A)(B)	187	185
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	618	620
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 04/25/2048 (A)(B)	800	791
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	11	11
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (A)	120	125
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C5, Cl A4
3.176%, 08/15/2045	1,475	1,477
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	615	619
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	220
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A4
3.049%, 11/15/2049	140	135
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	160	161
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	12	12
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (B)	150	149
MSCG Trust, Ser ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	410	396
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	92	92
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	875	878

8	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
3.686%, 03/25/2034 (A)	$192	$196
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	369	367
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	116
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	74
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.340%, 05/10/2063 (A)(B)	349	16
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	161
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,354	1,422
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.434%, 06/15/2045 (A)(B)	1,156	53
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	159
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.272%, 05/15/2045 (A)(B)	1,181	60
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl C
3.850%, 10/15/2057 (A)	150	147
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	270	276
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.653%, 10/15/2057 (A)	1,183	36

		19,427

Total Mortgage-Backed Securities (Cost $133,319) ($ Thousands)		131,886

CORPORATE OBLIGATIONS — 29.0%

Consumer Discretionary — 4.3%
21st Century Fox America
6.900%, 03/01/2019	900	933
3.000%, 09/15/2022	30	30
Amazon.com
3.150%, 08/22/2027 (B)	470	453
2.400%, 02/22/2023 (B)	1,000	966

Description	Face Amount (Thousands)	Market Value ($ Thousands)
BMW US Capital
2.150%, 04/06/2020 (B)	$950	$936
1.850%, 09/15/2021 (B)	20	19
Charter Communications Operating
4.908%, 07/23/2025	40	41
3.579%, 07/23/2020	30	30
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,407
Danone
2.077%, 11/02/2021 (B)	500	479
Ford Motor Credit
8.125%, 01/15/2020	340	368
2.597%, 11/04/2019	1,060	1,051
2.262%, 03/28/2019	759	754
General Motors Financial
4.200%, 03/01/2021	819	834
3.700%, 11/24/2020	80	81
3.700%, 05/09/2023	190	189
3.150%, 01/15/2020	330	330
2.450%, 11/06/2020	30	29
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	240	239
McDonald’s MTN
2.750%, 12/09/2020	280	279
NBCUniversal Media
4.375%, 04/01/2021	10	10
Newell Brands
4.200%, 04/01/2026	10	10
3.850%, 04/01/2023	90	90
3.150%, 04/01/2021	60	59
TCI Communications
7.875%, 02/15/2026	240	306
Time Warner
4.875%, 03/15/2020	995	1,029
Time Warner Cable
5.000%, 02/01/2020	990	1,017
Viacom
5.625%, 09/15/2019	422	438
3.875%, 04/01/2024	20	20
Yale University MTN
2.086%, 04/15/2019	1,019	1,017

		13,444

Consumer Staples — 1.2%
CVS Health
4.125%, 05/15/2021	300	307
3.875%, 07/20/2025	95	94
3.350%, 03/09/2021	60	60
2.800%, 07/20/2020	190	189
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,274	1,509

New Covenant Funds / Quarterly Report / March 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Kraft Heinz Foods
5.375%, 02/10/2020	$86	$90
4.875%, 02/15/2025 (B)	80	83
3.950%, 07/15/2025	40	40
Kroger
4.000%, 02/01/2024	140	143
PepsiCo
3.000%, 08/25/2021	290	292
2.750%, 03/05/2022	80	79
Smithfield Foods
2.700%, 01/31/2020 (B)	330	325
Walgreens Boots Alliance
3.450%, 06/01/2026	150	142
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	360
2.400%, 10/21/2018 (B)	140	140

		3,853

Energy — 2.9%
Anadarko Petroleum
8.700%, 03/15/2019	590	621
5.550%, 03/15/2026	190	207
5.051%, 10/10/2036 (C)	3,000	1,268
Apache
3.250%, 04/15/2022	783	774
Baker Hughes a GE
3.200%, 08/15/2021	26	26
BP Capital Markets
3.216%, 11/28/2023	140	139
Chevron
2.954%, 05/16/2026	170	164
2.100%, 05/16/2021	130	127
1.991%, 03/03/2020	1,150	1,137
Devon Energy
5.850%, 12/15/2025	120	136
3.250%, 05/15/2022	630	623
Enterprise Products Operating
3.900%, 02/15/2024	457	463
EOG Resources
4.150%, 01/15/2026	60	62
ExxonMobil
3.043%, 03/01/2026	150	147
Halliburton
3.800%, 11/15/2025	10	10
3.250%, 11/15/2021	180	181
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	772
3.500%, 03/01/2021	30	30
Noble Energy
4.150%, 12/15/2021	290	296
3.850%, 01/15/2028	140	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Occidental Petroleum
4.100%, 02/01/2021	$50	$51
3.400%, 04/15/2026	80	79
3.125%, 02/15/2022	100	100
3.000%, 02/15/2027	130	125
Petrofac
3.400%, 10/10/2018 (B)	150	149
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	968
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	296
Williams Partners
5.250%, 03/15/2020	40	41

		9,130

Financials — 10.1%
American Express
2.650%, 12/02/2022	264	255
American Express Credit MTN
2.375%, 05/26/2020	80	79
2.200%, 03/03/2020	710	700
American International Group
4.875%, 06/01/2022	415	438
Anglo American Capital
3.625%, 09/11/2024 (B)	200	193
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (B)	234	224
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (B)	258	253
Bank of America MTN
6.875%, 04/25/2018	390	391
4.450%, 03/03/2026	678	692
4.200%, 08/26/2024	210	213
4.125%, 01/22/2024	370	381
4.100%, 07/24/2023	280	289
4.000%, 04/01/2024	440	450
4.000%, 01/22/2025	80	80
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	204
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	80
3.500%, 04/19/2026	130	128
3.300%, 01/11/2023	60	60
2.600%, 01/15/2019	25	25
1.950%, 05/12/2018	458	458
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	861
3.300%, 08/23/2029	790	743
Barclays Bank
2.650%, 01/11/2021	1,199	1,182

10	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
BB&T MTN
6.850%, 04/30/2019	$240	$250
BPCE MTN
3.000%, 05/22/2022 (B)	640	627
Brighthouse Financial
3.700%, 06/22/2027 (B)	90	83
Capital One
2.650%, 08/08/2022	830	798
Chubb INA Holdings
2.300%, 11/03/2020	60	59
Citibank
2.000%, 03/20/2019	470	467
Citigroup
8.125%, 07/15/2039	12	18
5.500%, 09/13/2025	150	162
5.300%, 05/06/2044	31	34
4.650%, 07/30/2045	28	30
4.450%, 09/29/2027	150	152
4.400%, 06/10/2025	160	163
4.300%, 11/20/2026	40	40
4.125%, 07/25/2028	40	40
4.050%, 07/30/2022	40	41
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	331
3.500%, 05/15/2023	100	99
3.400%, 05/01/2026	673	650
2.700%, 03/30/2021	455	448
1.700%, 04/27/2018	228	228
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	677
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	49
General Electric Capital MTN
6.000%, 08/07/2019	414	429
4.650%, 10/17/2021	180	188
4.375%, 09/16/2020	10	10
Glencore Funding
2.875%, 04/16/2020 (B)	20	20
Goldman Sachs Group
5.750%, 01/24/2022	662	716
5.150%, 05/22/2045	20	22
4.750%, 10/21/2045	40	43
4.250%, 10/21/2025	90	90
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	291
3.500%, 11/16/2026	90	87
2.300%, 12/13/2019	460	455
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	508
5.375%, 03/15/2020	640	667
4.000%, 03/03/2024	420	427

Description	Face Amount (Thousands)	Market Value ($ Thousands)
HSBC Holdings
3.400%, 03/08/2021	$360	$362
2.950%, 05/25/2021	380	376
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	195
John Deere Capital
1.700%, 01/15/2020	40	39
John Deere Capital MTN
2.250%, 04/17/2019	60	60
JPMorgan Chase
4.500%, 01/24/2022	786	818
3.875%, 09/10/2024	290	290
2.550%, 03/01/2021	30	29
KKR Group Finance
6.375%, 09/29/2020 (B)	915	984
Liberty Mutual Group
4.250%, 06/15/2023 (B)	162	165
Lincoln National
6.250%, 02/15/2020	570	603
Manufacturers & Traders Trust
2.625%, 01/25/2021	1,163	1,149
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	499
Morgan Stanley MTN
3.750%, 02/25/2023	1,810	1,829
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	563
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	30	30
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	69
2.125%, 03/02/2020	900	887
Santander UK
2.375%, 03/16/2020	40	39
Santander UK Group Holdings
3.571%, 01/10/2023	200	198
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (B)	599	594
Synchrony Financial
3.000%, 08/15/2019	120	120
Toronto-Dominion Bank MTN
1.950%, 01/22/2019	740	736
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	636
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	252
3.491%, 05/23/2023 (B)	390	385
WEA Finance
2.700%, 09/17/2019 (B)	310	309
Wells Fargo
3.069%, 01/24/2023	808	794
3.000%, 10/23/2026	190	178

New Covenant Funds / Quarterly Report / March 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Wells Fargo MTN
4.900%, 11/17/2045	$30	$32
4.600%, 04/01/2021	480	498
4.300%, 07/22/2027	260	262
3.450%, 02/13/2023	120	118
Westpac Banking
2.600%, 11/23/2020	80	79
2.300%, 05/26/2020	10	10

		31,965

Health Care — 2.1%
Abbott Laboratories
3.400%, 11/30/2023	250	248
2.350%, 11/22/2019	69	68
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	691
Aetna
2.800%, 06/15/2023	20	19
Amgen
2.125%, 05/01/2020	20	20
Anthem
3.125%, 05/15/2022	340	336
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,176
Becton Dickinson
4.685%, 12/15/2044	50	50
3.734%, 12/15/2024	24	24
3.363%, 06/06/2024	210	202
Cardinal Health
2.616%, 06/15/2022	100	97
Celgene
3.875%, 08/15/2025	130	129
3.550%, 08/15/2022	60	60
2.250%, 08/15/2021	70	67
Eli Lilly
2.350%, 05/15/2022	170	166
Gilead Sciences
2.550%, 09/01/2020	20	20
2.500%, 09/01/2023	50	48
2.050%, 04/01/2019	290	289
1.850%, 09/20/2019	130	128
Humana
3.150%, 12/01/2022	240	237
2.900%, 12/15/2022	290	284
Johns Hopkins Health System
1.424%, 05/15/2018	500	499
Medtronic
3.125%, 03/15/2022	190	190
Medtronic Global Holdings SCA
1.700%, 03/28/2019	930	921

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Merck
2.750%, 02/10/2025	$20	$19
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	27
Thermo Fisher Scientific
2.400%, 02/01/2019	150	149
UnitedHealth Group
2.875%, 12/15/2021	50	49
2.700%, 07/15/2020	70	70
1.625%, 03/15/2019	200	198

		6,491

Industrials — 2.6%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	751
4.500%, 05/15/2021	310	318
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,213	1,153
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	401	417
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	88
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	161	165
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11
Cintas No. 2
3.700%, 04/01/2027	120	120
2.900%, 04/01/2022	120	118
Continental Airlines Pass-Through Trust, Ser 1999-1
6.545%, 02/02/2019	11	11
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	724	737
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	286	289
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	587	581
Eaton
2.750%, 11/02/2022	450	440
GE Capital International Funding Unlimited
2.342%, 11/15/2020	1,205	1,178
General Electric
4.500%, 03/11/2044	90	89
General Electric MTN
6.875%, 01/10/2039	30	39
5.500%, 01/08/2020	10	10

12	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
General Electric Capital MTN
5.300%, 02/11/2021	$160	$168
International Lease Finance
5.875%, 08/15/2022	400	429
Republic Services
3.200%, 03/15/2025	180	176
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	810	818
United Parcel Service
2.500%, 04/01/2023	60	58
Waste Management
3.500%, 05/15/2024	120	120

		8,284

Information Technology — 0.8%
Apple
2.450%, 08/04/2026	70	65
2.000%, 11/13/2020	80	78
Broadcom
3.125%, 01/15/2025	80	76
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	441
3.480%, 06/01/2019 (B)	90	90
Intel
3.700%, 07/29/2025	30	31
Juniper Networks
4.600%, 03/15/2021	452	465
Mastercard
3.375%, 04/01/2024	190	192
Microsoft
2.400%, 08/08/2026	210	196
1.850%, 02/06/2020	360	356
QUALCOMM
2.100%, 05/20/2020	180	178
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	108
2.200%, 12/14/2020	300	295

		2,582

Materials — 0.5%
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	199
Freeport-McMoRan
4.000%, 11/14/2021	170	169
Glencore Funding
4.125%, 05/30/2023 (B)	900	906
4.000%, 03/27/2027 (B)	190	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Southern Copper
3.500%, 11/08/2022	$130	$130

		1,587

Real Estate — 0.9%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	80	79
Simon Property Group
4.375%, 03/01/2021	430	445
2.350%, 01/30/2022	413	402
Ventas Realty
4.125%, 01/15/2026	566	570
3.500%, 02/01/2025	488	475
Welltower
4.500%, 01/15/2024	902	933

		2,904

Telecommunication Services — 2.2%
AT&T
5.800%, 02/15/2019	820	841
4.125%, 02/17/2026	408	409
3.900%, 08/14/2027	30	30
3.875%, 08/15/2021	10	10
3.676%, 11/27/2022 (B)(C)	2,000	1,705
3.400%, 05/15/2025	460	443
3.000%, 06/30/2022	10	10
2.850%, 02/14/2023	20	20
2.375%, 11/27/2018	290	290
Bharti Airtel
4.375%, 06/10/2025 (B)	200	194
Cox Communications
3.250%, 12/15/2022 (B)	859	843
Sprint Spectrum
3.360%, 09/20/2021 (B)	674	670
Verizon Communications
5.150%, 09/15/2023	600	647
4.600%, 04/01/2021	80	83
3.376%, 02/15/2025	532	523
2.946%, 03/15/2022	20	20

		6,738

Utilities — 1.4%
Dominion Energy
2.579%, 07/01/2020	260	257
Duke Energy
3.750%, 04/15/2024	900	901
3.550%, 09/15/2021	170	172
2.400%, 08/15/2022	150	144
FirstEnergy
4.250%, 03/15/2023	290	297
2.850%, 07/15/2022	330	320

New Covenant Funds / Quarterly Report / March 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Northern States Power
7.125%, 07/01/2025	$1,190	$1,460
Sempra Energy
2.400%, 03/15/2020	840	829

		4,380

Total Corporate Obligations (Cost $92,337) ($ Thousands)		91,358

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Bonds
4.500%, 02/15/2036	2,254	2,785
3.750%, 11/15/2043	1,080	1,234
3.000%, 05/15/2045	1,260	1,268
3.000%, 02/15/2047	10	10
3.000%, 05/15/2047	180	181
3.000%, 02/15/2048	750	754
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	579	648
1.375%, 02/15/2044	170	189
0.750%, 02/15/2042	450	438
0.625%, 01/15/2024	733	737
0.375%, 07/15/2023	160	159
0.125%, 07/15/2024	365	357
U.S. Treasury Notes
2.750%, 02/15/2028	234	234
2.625%, 03/31/2025	920	916
2.375%, 01/31/2023	9,643	9,564
2.250%, 02/15/2027	6,782	6,519
2.250%, 11/15/2027	3,908	3,744
2.000%, 10/31/2022	210	205
1.875%, 12/15/2020	690	681
1.750%, 05/31/2022	8,843	8,575
1.625%, 02/15/2026	4,021	3,710

Total U.S. Treasury Obligations (Cost $43,717) ($ Thousands)		42,908

ASSET-BACKED SECURITIES — 10.5%

Automotive — 2.8%
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	304
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A1
1.760%, 02/15/2021	2,800	2,778
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)	320	317
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	490	484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/2022	$1,307	$1,291
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	2,029	2,018
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	1,557	1,558

		8,750

Home — 0.4%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
2.632%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	91	91
Argent Securities, Ser 2004-W5, Cl AV2
2.912%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	321	320
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	282	289
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.621%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	400
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
2.172%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	275	261
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.592%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	100	97

		1,458

Other Asset-Backed Securities — 7.3%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	3,339	3,336
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
3.122%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	185	188
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.746%, 04/25/2047	331	319
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.917%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	475	448
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	538	536

14	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
3.531%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	$295	$302
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (B)	459	456
Invitation Homes Trust, Ser 2015-SFR3, Cl A
3.050%, VAR LIBOR USD 1 Month+1.300%, 08/17/2032 (B)	2,110	2,112
Invitation Homes Trust, Ser 2018-SFR1, Cl A
2.508%, VAR LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,493	1,474
Lanark Master Issuer, Ser 2018-1A, Cl 1A
2.236%, VAR ICE LIBOR USD 3 Month+0.420%, 12/22/2069 (B)	960	961
MAD Mortgage Trust, Ser 2017-330M, Cl A	220	218
2.976%, 08/15/2034 (A)(B)
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.922%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (B)	420	430
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.672%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (B)	397	399
Navient Student Loan Trust, Ser 2018-1A, Cl A3
2.592%, VAR ICE LIBOR USD 1 Month+0.720%, 03/25/2067 (B)	350	351
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
2.757%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034	410	404
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (B)	314	312
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	955	958
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	500	506
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036 (B)	100	96
SLC Student Loan Trust, Ser 2006-2, Cl A6
2.285%, VAR ICE LIBOR USD 3 Month+0.160%, 09/15/2039	100	97
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
2.415%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	401	394
SLM Student Loan Trust, Ser 2002-A, Cl A2
2.675%, VAR ICE LIBOR USD 3 Month+0.550%, 12/16/2030	311	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.325%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	$174	$176
SLM Student Loan Trust, Ser 2005-8, Cl A5
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2040	230	224
SLM Student Loan Trust, Ser 2006-10, Cl A6
1.895%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	1,600	1,542
Small Business Administration, Ser 2015- 20C, Cl 1
2.720%, 03/01/2035	1,089	1,077
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	398	408
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	420	441
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	263	261
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	1,042	1,056
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	1,094	1,099
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	657	650
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	657	648
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	784	767

		22,956

Total Asset-Backed Securities (Cost $33,229) ($ Thousands)		33,164

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
FHLB
1.801%, 07/26/2018 (C)	570	567
FHLB DN
1.748%, 06/15/2018 (C)	770	767
1.646%, 05/14/2018 (C)	700	699
1.615%, 05/07/2018 (C)	530	529
1.604%, 04/26/2018 (C)	770	769
1.604%, 05/03/2018 (C)	480	479
1.595%, 04/27/2018 (C)	840	839
1.508%, 06/14/2018 (C)	410	409

New Covenant Funds / Quarterly Report / March 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
1.477%, 05/16/2018 (C)	$590	$589
1.466%, 05/15/2018 (C)	270	269
1.228%, 04/11/2018 (C)	5,240	5,238
FHLMC
2.375%, 01/13/2022	1,090	1,082
1.250%, 10/02/2019	70	69
FNMA
3.000%, 03/01/2046	1,530	1,506
2.828%, 10/09/2019 (C)	1,190	1,148
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	25	2
Tennessee Valley Authority
3.875%, 02/15/2021	790	821

Total U.S. Government Agency Obligations (Cost $15,809) ($ Thousands)		15,782

FOREIGN BONDS — 3.6%
Allergan Funding SCS
3.800%, 03/15/2025	100	98
3.450%, 03/15/2022	120	119
Banco Santander
3.125%, 02/23/2023	200	194
Banco Santander Chile
2.500%, 12/15/2020 (B)	240	235
Barclays Bank
10.179%, 06/12/2021 (B)	370	434
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BNP Paribas MTN
2.700%, 08/20/2018	300	300
BP Capital Markets
3.561%, 11/01/2021	230	233
3.506%, 03/17/2025	20	20
3.119%, 05/04/2026	170	165
British Telecommunications
2.350%, 02/14/2019	270	269
CNOOC Finance 2015 USA
3.500%, 05/05/2025	330	319
Commonwealth Bank of Australia
2.200%, 11/09/2020 (B)	420	410
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	252
Credit Suisse NY MTN
2.300%, 05/28/2019	310	308
Ecopetrol
5.375%, 06/26/2026	140	146
4.250%, 09/18/2018	140	141
HSBC Holdings
4.250%, 08/18/2025	230	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	$200	$197
3.125%, 07/14/2022 (B)	200	194
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	108
OCP
4.500%, 10/22/2025 (B)	400	394
Petrobras Global Finance BV
6.850%, 06/05/2115	150	142
5.375%, 01/27/2021	1,030	1,076
Petroleos del Peru
4.750%, 06/19/2032 (B)	200	195
Petroleos Mexicanos
4.875%, 01/18/2024	190	193
Rogers Communications
6.800%, 08/15/2018	715	726
Shell International Finance
4.375%, 03/25/2020	130	134
Shell International Finance BV
3.250%, 05/11/2025	150	149
2.875%, 05/10/2026	40	38
2.250%, 11/10/2020	360	355
1.750%, 09/12/2021	1,592	1,526
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	799
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	83
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	10	8
2.200%, 07/21/2021	1,056	951
Vale Overseas
6.875%, 11/21/2036	100	118
4.375%, 01/11/2022	18	18

Total Foreign Bonds (Cost $11,430) ($ Thousands)		11,285

SOVEREIGN DEBT — 2.3%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	472
Colombia Government International Bond
5.625%, 02/26/2044	280	305
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	208
3.850%, 07/18/2027 (B)	200	196
3.750%, 04/25/2022	370	371
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	206

16	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Mexico Government International Bond
4.000%, 10/02/2023	$610	$625
3.600%, 01/30/2025	380	375
Peruvian Government International Bond
6.550%, 03/14/2037	250	320
5.625%, 11/18/2050	120	144
Poland Government International Bond
5.125%, 04/21/2021	440	467
4.000%, 01/22/2024	450	468
Province of Ontario Canada
4.400%, 04/14/2020	840	870
Province of Quebec Canada MTN
6.350%, 01/30/2026	1,010	1,191
2.625%, 02/13/2023	500	493
Russian Foreign Bond
7.500%, 03/31/2030	212	240
Saudi Government International Bond MTN
2.875%, 03/04/2023 (B)	370	356

Total Sovereign Debt (Cost $7,364) ($ Thousands)		7,307

COMMERCIAL PAPER (C) — 2.0%
JPMorgan Securities
2.284%, 06/25/2018 (B)	1,400	1,392
MUFG Bank NY
2.314%, 06/25/2018	1,360	1,352
Natixis NY
2.314%, 06/25/2018	1,370	1,363
Royal Bank of Canada
2.303%, 06/22/2018	950	945
Standard Chartered Bank
2.343%, 06/22/2018 (B)	1,420	1,412

Total Commercial Paper (Cost $6,465) ($ Thousands)		6,464

MUNICIPAL BONDS — 0.7%
Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	417
State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	535	534

		951

Description	Shares/Contracts/ Face Amount (Thousands)	Market Value ($ Thousands)
Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	$970	$1,099

Total Municipal Bonds (Cost $2,073) ($ Thousands)		2,050

CERTIFICATE OF DEPOSIT — 0.5%
2.280%, 06/28/2018	1,520	1,520

Total Certificate of Deposit (Cost $1,520) ($ Thousands)		1,520

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	5,110,303	5,110

Total Cash Equivalent (Cost $5,110) ($ Thousands)		5,110

REPURCHASE AGREEMENT(D) — 4.7%
Deutsche Bank Sec 1.790%, dated 03/29/2018, to be repurchased on 04/02/2018, repurchase price $14,902,963 (collateralized by U.S. Treasury obligation, par value $14,842,000, 3.625%, 02/15/2020; with total market value $15,206,093)	14,900	14,900

Total Repurchase Agreement (Cost $14,900) ($ Thousands)		14,900

Total Investments in Securities— 115.3% (Cost $367,273) ($ Thousands)		$363,734

WRITTEN OPTIONS* — 0.0%

Total Written Options(E) (Premiums Received $18) ($ Thousands)	(71)	$(24)

New Covenant Funds / Quarterly Report / March 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

A list of open option contracts held by the Fund at March 31, 2018 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS — 0.0%

Call Options
U.S. 10 Year Future Option*	(22)	$(2,665)	$121.00	04/21/18	$(12)
U.S. 10 Year Future Option*	(9)	(1,090)	121.50	04/21/18	(3)
U.S. 10 Year Future Option*	(20)	(2,423)	120.50	04/21/18	(4)
U.S. 5 Year Future Option*	(16)	(1,831)	114.50	04/21/18	(4)
U.S. Bond Future Option*	(4)	(587)	148.00	04/21/18	(1)

Total Written Options		$(8,596)			$(24)

A list of the open futures contracts held by the Fund at March 31, 2018 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(37)	Dec-2018	$(9,062)	$(9,019)	$43
90-Day Euro$	195	Dec-2019	47,394	47,392	(2)
90-Day Euro$	(149)	Sep-2018	(36,343)	(36,365)	(22)
90-Day Euro$	94	Jun-2020	22,863	22,842	(21)
90-Day Euro$	(23)	Jun-2018	(5,621)	(5,618)	3
U.S. 10-Year Treasury Note	(25)	Jun-2018	(3,011)	(3,029)	(18)
U.S. 2-Year Treasury Note	(62)	Jun-2018	(13,184)	(13,182)	2
U.S. 5-Year Treasury Note	447	Jun-2018	51,009	51,164	155
U.S. Long Treasury Bond	(98)	Jun-2018	(14,060)	(14,369)	(309)
U.S. Ultra Long Treasury Bond	25	Jun-2018	3,915	4,012	97
Ultra 10-Year U.S. Treasury Note	22	Jun-2018	2,824	2,857	33

			$46,724	$46,685	$(39)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $315,492 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $49,328 ($ Thousands), representing 15.64% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Tri-Party Repurchase Agreement.

(E)	Refer to table below for details on Options Contracts.

AGM — Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

18	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2018

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$131,886	$—	$131,886
Corporate Obligations	—	91,358	—	91,358
U.S. Treasury Obligations	3,710	39,198	—	42,908
Asset-Backed Securities	—	33,164	—	33,164
U.S. Government Agency
Obligations	—	15,782	—	15,782
Repurchase Agreement	—	14,900	—	14,900
Foreign Bonds	—	11,285	—	11,285
Sovereign Debt	—	7,307	—	7,307
Commercial Paper	—	6,464	—	6,464
Cash Equivalent	5,110	—	—	5,110
Municipal Bonds	—	2,050	—	2,050
Certificate of Deposit	—	1,520	—	1,520
Total Investments in Securities	$8,820	$354,914	$—	$363,734

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(24)	$—	$—	$(24)
Futures Contracts*
Unrealized Appreciation	333	—	—	333
Unrealized Depreciation	(372)	—	—	(372)
Total Other Financial Instruments	$(63)	$—	$—	$(63)

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Value 3/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$2,407	$58,084	$(55,381)	$5,110	$17

New Covenant Funds / Quarterly Report / March 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

March 31, 2018

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.0%
Equity Fund — 60.3%
New Covenant Growth Fund†	4,171,656	$173,457

Total Equity Fund (Cost $110,377) ($ Thousands)		173,457

Fixed Income Fund — 38.7%
New Covenant Income Fund†	4,892,730	111,408

Total Fixed Income Fund (Cost $112,748) ($ Thousands)		111,408

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust,Government Fund, Cl F 1.430%**†	2,486,847	2,487

Total Cash Equivalent (Cost $2,487) ($ Thousands)		2,487

Total Investments in Securities — 99.9% (Cost $225,612) ($ Thousands)		$287,352

Percentages are based on Net Assets of $287,534 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security.

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
New Covenant Growth Fund	$172,045	$16,588	$(21,802)	$2,359	$4,267	$173,457	$1,601
New Covenant Income Fund	111,344	11,011	(8,730)	(508)	(1,709)	111,408	1,670
SEI Daily Income Trust, Government Fund, CI F	2,520	24,003	(24,036)	—	—	2,487	18

Totals	$285,909	$51,602	$(54,568)	$1,851	$2,558	$287,352	$3,289

20	New Covenant Funds / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

March 31, 2018

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.9%
Fixed Income Fund — 63.7%
New Covenant Income Fund†	2,164,331	$49,282

Total Fixed Income Fund (Cost $50,237) ($ Thousands)		49,282

Equity Fund — 35.2%
New Covenant Growth Fund†	655,796	27,268

Total Equity Fund (Cost $14,820) ($ Thousands)		27,268

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F 1.430%**†	1,471,838	1,472

Total Cash Equivalent (Cost $1,472) ($ Thousands)		1,472

Total Investments in Securities — 100.8% (Cost $66,529) ($ Thousands)		$78,022

Percentages are based on Net Assets of $77,414 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2018.
†	Investment in Affiliated Security.

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
New Covenant Growth Fund	$27,879	$3,679	$(5,432)	$995	$147	$27,268	$256
New Covenant Income Fund	50,299	2,773	(2,806)	(193)	(791)	49,282	745
SEI Daily Income Trust, Government Fund, CI F	922	8,429	(7,879)	—	—	1,472	1

Totals	$79,100	$14,881	$(16,117)	$802	$(644)	$78,022	$1,002

New Covenant Funds / Quarterly Report / March 31, 2018	21

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: May 29, 2018